CMA [LOGO]

CMA CALIFORNIA
MUNICIPAL MONEY FUND                              [GRAPHIC OMITTED]

Annual Report

March 31, 2000

[LOGO] Merrill Lynch

TO OUR SHAREHOLDERS:

For the year ended March 31, 2000, CMA California Municipal Money Fund paid shareholders a net annualized yield of 2.59%.* As of March 31, 2000, the Fund's 7-day yield was 2.75%.

Economic Environment

During the six-month period ended March 31, 2000, US Treasury yields inverted sharply as the spread between the two-year US Treasury note and the 30-year US Treasury bond shifted from +43 basis points (0.43%) on October 1, 1999 to -30 basis points by March 31, 2000. Several factors contributed to this shift. First, investors believed the long-term outlook for inflation improved when the Federal Reserve Board aggressively raised short-term interest rates in an attempt to slow the US economy. Since our last shareholder letter, the Federal Reserve Board increased short-term interest rates by 75 basis points with the Federal Funds target rate ending the six-month period at 6.00%. The domestic economy has proven to be resilient, and we believe there is the possibility of additional tightenings in the upcoming months. Second, large Federal Government surpluses generated by the domestic economy drastically reduced the US Government's reliance on debt issuance to fund expenditures, thereby reducing supply. Lastly, the budget surplus also enabled the US Government to initiate an extensive buyback of US Treasury debt that further lowered yields especially on the long-end of the maturity curve.

Investment Strategy

We pursued a neutral investment strategy for the Fund through much of the six-month period ended March 31, 2000 by maintaining an average portfolio maturity in the 45-day-55-day range. Short-term municipal note yields moved higher during the period as the Federal Reserve Board raised short-term interest rates. The yield on one-year California municipal notes rose to the 3.60% area by period-end from the 3.35% range at the beginning of October. We remained active in the note market to maintain adequate diversification and continued to focus on issues with shorter maturities in light of the current stance by the Federal Reserve Board. Also, technical factors strongly influenced the variable rate sector during the period. As 1999 year-end approached, Year 2000 and dealer inventory concerns pushed variable rate yields to the 4.50%-4.75% range by late December. After January 1, 2000, variable rate yields quickly reversed as sizable assets flowed into tax-exempt money market funds. These inflows moved California variable rate yields to the 1.00% range by mid-January.

We began the first quarter of 2000 with approximately 27% of the Fund's holdings in the tax-exempt commercial paper sector. This sector allowed us to lock in attractive yield levels for the Fund through March 2000 and helped to insulate the Fund's yield as variable rate levels declined. The Fund experienced asset inflows during the second half of the period that increased assets by 8% to $2.31 billion by period-end. Finally, for the Fund's fiscal year ended March 31, 2000, our investment strategy focused on seeking to provide shareholders with a portfolio of the highest credit quality, a stable net asset value and a competitive yield. We achieved these goals, despite rapidly changing market conditions, and provided shareholders with a yield better than the average for all California tax-exempt money funds for the same period, as measured by IBC's Money Fund Report.

In the coming months, we expect to continue to maintain our neutral portfolio strategy for the Fund until it becomes clear that the Federal Reserve Board's monetary policy will effectively slow the US economy. In the short-term municipal market, late April and early May is historically a time of sizable asset

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

outflows because of Federal and state income tax payments. Similar to year-end, these outflows are likely to move variable rate yields higher as dealers attempt to minimize inventories. In addition, we expect an increase in note issuance during the summer months as California municipalities look to satisfy their short-term financing needs for the upcoming year.

In Conclusion

We thank you for your continued support of CMA California Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ TERRY K. GLENN

Terry K. Glenn
President and Trustee


/s/ VINCENT R. GIORDANO

Vincent R. Giordano
Senior Vice President


/s/ STEVEN T. LEWIS

Steven T. Lewis
Vice President and Portfolio Manager

May 1, 2000

================================================================================
We are pleased to announce that Steven T. Lewis is responsible for the day-to-day management of CMA California Municipal Money Fund. Mr. Lewis has been employed by Merrill Lynch Asset Management, L.P. since 1988.
================================================================================

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000                      (IN THOUSANDS)

                 Face
 State          Amount                        Issue                                                 Value
-----------------------------------------------------------------------------------------------------------
California--              ABN AMRO Munitops Certificates Trust, VRDN (a):
89.4%          $ 6,500       Series 1998-17, 3.50% due 7/05/2006 (c) ...........................   $ 6,500
                 5,373       Series 1999-7, 3.50% due 7/04/2007 (b) ............................     5,373
                12,000       Series 1999-8, 3.50% due 4/04/2007 (c) ............................    12,000
                          California Educational Facilities Authority Revenue Bonds, VRDN (a):
                 6,500       (Life Chiropractic College), 3.35% due 1/01/2025 ..................     6,500
                 4,000       (Pepperdine University), Series B, 3.30% due 11/01/2029 ...........     4,000
                 4,000       (San Francisco Conservatory), 3.20% due 3/01/2025 .................     4,000
                 1,000    California Health Facilities Finance Authority,
                          Revenue Refunding Bonds (Sutter/Catholic Healthcare
                          System), VRDN, Series B, 3.45% due 7/01/2012 (a)(d) ..................     1,000
                11,500    California M-S-R Public Power Agency, Revenue
                          Refunding Bonds (San Juan Project), Sub-Lien, VRDN,
                          Series F, 3.05% due 7/01/2022 (a)(b) .................................    11,500
                 5,600    California Pollution Control Financing Authority,
                          Environmental Improvement Revenue Bonds (Atlantic),
                          VRDN, AMT, 3.35% due 12/01/2032 (a) ..................................     5,600
                          California Pollution Control Financing Authority,
                          PCR, Refunding (Pacific Gas and Electric), VRDN (a):
                16,600       AMT, Series B, 3.40% due 11/01/2026 ...............................    16,600
                14,500       AMT, Series C, 3.40% due 11/01/2026 ...............................    14,500
                 2,800       Series A, 3.35% due 12/01/2018 ....................................     2,800
                12,500       Series C, 3.35% due 11/01/2026 ....................................    12,500
                29,725       Series E, 2.75% due 11/01/2026 ....................................    29,725
                 6,800       Series F, 3.35% due 11/01/2026 ....................................     6,800
                 9,900       Series G, 3.40% due 2/01/2016 .....................................     9,900
                          California Pollution Control Financing Authority,
                          PCR, Refunding (Shell Oil Company Project), VRDN (a):
                 1,500       Series A, 3.40% due 10/01/2008 ....................................     1,500
                 3,900       Series B, 3.40% due 10/01/2011 ....................................     3,900
                 2,000       Series C, 3.40% due 11/01/2000 ....................................     2,000
                          California Pollution Control Financing Authority,
                          PCR, Refunding (Southern California Edison), VRDN (a):
                 7,500       Series A, 3.50% due 2/28/2008 .....................................     7,500
                 9,400       Series B, 3.50% due 2/28/2008 .....................................     9,400
                20,450       Series C, 3.50% due 2/28/2008 .....................................    20,450
                19,000       Series D, 3.50% due 2/28/2008 .....................................    19,000
                 5,400    California Pollution Control Financing Authority,
                          PCR (Southern California Edison Company),
                          CP, Series A, 3.40% due 5/23/2000 ....................................     5,400
                18,500    California Pollution Control Financing Authority,
                          Resource Recovery Revenue Bonds
                          (Atlantic Richfield Co. Project),
                           VRDN, Series A, 3.40% due 12/01/2024 (a)                                 18,500
                          California Pollution Control Financing Authority,
                          Resource Recovery Revenue Bonds (Delano Project), VRDN, AMT (a):
                 5,625       4% due 8/01/2019 ..................................................     5,625
                   800       4% due 8/01/2019 ..................................................       800
                 6,300       4% due 8/01/2019 ..................................................     6,300

Portfolio Abbreviations for CMA California Municipal Money Fund

AMT     Alternative Minimum Tax (subject to)
COP     Certificates of Participation
CP      Commercial Paper
FLOATS  Floating Rate Securities
GO      General Obligation Bonds
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDR     Industrial Development Revenue Bonds
M/F     Multi-Family
MSTR    Municipal Securities Trust Receipts
PCR     Pollution Control Revenue Bonds
TRAN    Tax Revenue Anticipation Notes
VRDN    Variable Rate Demand Notes

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)


                 Face
 State          Amount                        Issue                                                 Value
-----------------------------------------------------------------------------------------------------------
California     $ 3,255    California Pollution Control Financing Authority,
(continued)               Solid Waste Disposal Revenue Bonds (Edco Disposal
                          Corp. Project), VRDN, AMT, Series A, 3.35%
                          due 10/01/2016 (a) ...................................................   $ 3,255
                          California Pollution Control Financing Authority,
                          Solid Waste Disposal Revenue Bonds
                          (Shell Martinez Refining), VRDN, AMT (a):
                32,300       Series A, 3.35% due 10/01/2031 ....................................    32,300
                24,900       Series B, 3.35% due 10/01/2031 ....................................    24,900
                          California Pollution Control Financing Authority,
                          Solid Waste Disposal Revenue Bonds
                          (Shell Oil Company--Martinez Project), VRDN, AMT (a):
                39,700       Series A, 3.35% due 10/01/2024 ....................................    39,700
                17,500       Series B, 3.35% due 12/01/2024 ....................................    17,500
                          California Pollution Control Financing Authority,
                          Solid Waste Disposal Revenue Bonds
                          (Taormina Industries Inc. Project), VRDN, AMT (a):
                 4,965       Series 1994A, 3.20% due 8/01/2014 .................................     4,965
                 9,300       Series 1996A, 3.20% due 8/01/2016 .................................     9,300
                16,385       Series 1994B, 3.20% due 8/01/2014 .................................    16,385
                75,000    California Public Capital Improvements Financing
                          Authority Revenue Bonds (Pooled Project),
                          Series D, 3.60% due 6/15/2000 ........................................    75,000
                20,000    California School Cash Reserve Program Authority
                          Revenue Bonds, Series A, 4% due 7/03/2000 (d) ........................    20,028
                11,800    California School Facilities Financing Corporation,
                          COP, Refunding (Capital Improvement Financing Projects),
                          VRDN, Series C, 3.30% due 7/01/2022 (a) ..............................    11,800
                 2,655    California State, CP, 3.55% due 4/12/2000 ............................     2,655
                          California State Economic Development Financing Authority,
                          IDR, VRDN, AMT (a):
                 3,500       (Harvel Plastics Inc. Project), 4.05% due 3/01/2010 ...............     3,500
                 5,000       (Kuhnash Properties/Arkay Project), 3.80% due 4/01/2017 ...........     5,000
                          California State Economic Development Financing Authority
                          Revenue Bonds (California Independent System Operator
                          Corporation), VRDN (a):
                41,000       Series A, 3.20% due 4/01/2008 .....................................    41,000
                 9,500       Series D, 2.90% due 4/01/2008 .....................................     9,500
                          California State, GO, MSTR, VRDN (a):
                 8,555       Series SGA 7, 3.53% due 9/01/2018 (e) .............................     8,555
                 9,600       Series SGA 39, 3.53% due 6/01/2014 (b) ............................     9,600
                 8,340       Series SGA 40, 3.53% due 6/01/2013 (c) ............................     8,340
                 9,370       Series SGA 72, 3.53% due 6/01/2017 (c) ............................     9,370
                 4,000    California State, GO, Refunding, 4.50% due 8/01/2000 .................     4,011
                48,200    California Statewide Communities Development Authority,
                          COP (Continuing Care/University Project),
                          VRDN, 3.35% due 11/15/2028 (a) .......................................    48,200
                          California Statewide Communities Development Authority,
                          M/F Housing Revenue Bonds, VRDN, AMT (a):
                10,000       (Canyon Creek Apartments), Series C, 3.20% due 6/15/2025 (f) ......    10,000
                 3,660       (Greenback Manor Apartments), Series A, 3.25% due 2/01/2028 .......     3,660
                 4,200       (Kimberly Woods), Series B, 3.20% due 6/15/2025 (f) ...............     4,200
                12,990    California Statewide Communities Development Authority,
                          Solid Waste Facilities Revenue Bonds (Chevron U.S.A ..................
                          Inc. Project), VRDN, AMT, 3.40% due 12/15/2024 (a) ...................    12,990
                77,000    California Transit Finance Authority Revenue Bonds,
                          VRDN, 3.25% due 10/01/2027 (a)(e) ....................................    77,000

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)

                 Face
 State          Amount                        Issue                                                 Value
-----------------------------------------------------------------------------------------------------------
California                Chula Vista, California, IDR, Refunding
(continued)               (San Diego Gas & Electric Co.), VRDN, AMT (a):
               $20,100       Series A, 3.45% due 3/01/2023 .....................................   $20,100
                19,500       Series B, 3.55% due 12/01/2021 ....................................    19,500
                          Chula Vista, California, IDR (San Diego Gas & Electric Company),
                          CP, AMT:
                20,000       Series C, 3.35% due 4/05/2000 .....................................    20,000
                10,000       Series D, 3.50% due 6/01/2000 .....................................    10,000
                15,000       Series D, 3.45% due 6/12/2000 .....................................    15,000
                          Clipper Tax-Exempt, COP, VRDN, AMT (a):
                 9,743       Series 98-9, 3.86% due 7/12/2003 ..................................     9,743
                15,950       Series 98-9, 3.86% due 9/01/2004 ..................................    15,950
                29,000    Contra Costa, California, Water District, CP,
                             Series A, 3.50% due 4/04/2000 .....................................    29,000
                15,525    Contra Costa, California, Water District Revenue Bonds,
                          MSTR, VRDN, Series SGA 24, 3.50% due 10/01/2019 (a)(b) ...............    15,525
                 9,630    Contra Costa County, California, GO, TRAN, Series A,
                          4% due 9/29/2000 .....................................................     9,653
                 5,800    Dublin, California, M/F Housing Authority Revenue Bonds
                          (Park Sierra), VRDN, AMT, Series A, 3.30% due
                          6/01/2028 (a) ........................................................     5,800
                16,355    Eagle Tax-Exempt Trust, California, HFA, Mortgage
                          Revenue Bonds, VRDN, Series F-C7, 3.46% due
                          8/01/2023 (a)(b) .....................................................    16,355
                 9,705    Eagle Tax-Exempt Trust, California State, VRDN,
                          Series 97C-0501, 3.46% due 11/01/2020 (a)(c) .........................     9,705
                          East Bay, California, Municipal Utility District,
                          Wastewater Treatment System Revenue Bonds, CP:
                 4,000       3.35% due 4/05/2000 ...............................................     4,000
                19,200       3.55% due 4/10/2000 ...............................................    19,200
                14,600       3.55% due 4/11/2000 ...............................................    14,600
                 8,900    Elsinore Valley, California, Municipal Water District,
                          COP, VRDN, Series A, 3.20% due 7/01/2029 (a)(c) ......................     8,900
                 6,390    Fontana, California, M/F Housing Revenue Bonds
                          (Springtime Apartments Project), VRDN, AMT, Series A,
                          3.40% due 12/01/2016 (a)..............................................     6,390
                 4,685    Fresno, California, Water System Revenue Refunding Bonds,
                          MSTR, VRDN, Series SGA 76, 3.50% due 6/01/2024 (a)(c) ................     4,685
                15,000    Fresno County, California, GO, TRAN, 4% due 6/30/2000 ................    15,021
                 6,620    Highland, California, Redevelopment Agency,
                          M/F Housing Revenue Bonds (Jeffrey Court Senior
                          Apartments), VRDN, AMT, 3.25% due 3/01/2028 (a) ......................     6,620
                14,900    Huntington Beach, California, GO, TRAN, 4.25% due 10/03/2000 .........    14,964
                 2,155    Kern County, California, Superintendent of Schools,
                          COP, VRDN, Series A, 3.25% due 12/01/2021 (a) ........................     2,155
                19,430    Loma Linda, California, M/F Housing Revenue Bonds
                          (Loma Linda Springs Apartments), VRDN, AMT,
                          3.35% due 7/01/2019 (a) ..............................................    19,430
                19,000    Long Beach, California, GO, TRAN, 4.50% due 10/20/2000 ...............    19,112
                          Long Beach, California, Harbor Revenue Bonds, CP,
                          AMT, Series A:
                27,400       3.35% due 4/05/2000 ...............................................    27,400
                15,000       3.45% due 6/12/2000 ...............................................    15,000
                 3,000    Los Angeles, California, Department of Airports,
                          Airport Municipal Trust Revenue Bonds, FLOATS,
                          Series SG 61, 3.41% due 5/15/2020 (a)(c) .............................     3,000
                          Los Angeles, California, Department of Water and Power, CP:
                15,000       3.50% due 4/04/2000 ...............................................    15,000
                43,000       3.50% due 4/05/2000 ...............................................    43,000
                27,000       2.70% due 4/13/2000 ...............................................    27,000

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)


                 Face
 State          Amount                        Issue                                                 Value
-----------------------------------------------------------------------------------------------------------
California                Los Angeles, California, Department of Water and Power,
(continued)               Electric Plant Revenue Refunding Bonds, VRDN (a):
               $ 4,075       MSTR, Series SGA 4, 3.50% due 11/15/2019 (c) ......................  $  4,075
                 4,005       MSTR, Series SGA 6, 3.50% due 11/15/2019 (b) ......................     4,005
                25,000       Second Issue, Series E, 3.20% due 2/01/2010 .......................    25,000
                 5,000    Los Angeles, California, Harbor Department Revenue Bonds,
                          FLOATS, Series SG-59, 3.41% due 8/01/2026 (a)(b) .....................     5,000
                14,990    Los Angeles, California, Unified School District,
                          COP (Belmont Learning Complex), VRDN, Series A,
                          3.20% due 12/01/2017 (a) .............................................    14,990
                 7,045    Los Angeles, California, Unified School District,
                          GO, Series B, 4.25% due 7/01/2000 ....................................     7,058
                 5,900    Los Angeles, California, Wastewater System Revenue Bonds,
                          CP, 3.55% due 4/10/2000 ..............................................     5,900
                 5,470    Los Angeles, California, Wastewater System Revenue
                          Refunding Bonds, Series A, 5% due 2/01/2001 (c) ......................     5,530
                24,430    Los Angeles County, California, Capital Asset Leasing
                          Corporation, Leasehold Revenue Bonds, CP,
                          3.55% due 4/10/2000 ..................................................    24,430
               107,030    Los Angeles County, California, GO, TRAN,
                          4% due 6/30/2000 .....................................................   107,205
                 5,700    Los Angeles County, California, Housing Authority,
                          M/F Housing Revenue Bonds (Park Sierra Project),
                          VRDN, AMT, 3.20% due 12/01/2008 (a) ..................................     5,700
                          Los Angeles County, California, Metropolitan
                          Transportation Authority, Revenue Refunding Bonds,
                          MSTR, VRDN (a)(e):
                78,675       Series SGB 1, 3.46% due 7/01/2025 .................................    78,675
                16,300       Series SGB 2, 3.46% due 7/01/2021 .................................    16,300
                          Los Angeles County, California, Metropolitan
                          Transportation Authority, Sales Tax Revenue Bonds, FLOATS (a):
                 6,000       Series SG-46, 3.36% due 7/01/2017 (d) .............................     6,000
                50,820       Series SG-55, 3.36% due 7/01/2018 (b) .............................    50,820
                15,000    Los Angeles County, California, Schools Pooled Financing Program,
                          COP (Pooled Transit), Series B, 4% due 9/29/2000 (e)..................    15,015
                          Metropolitan Water District of Southern California, CP, Series B:
                23,000       3.55% due 4/10/2000 ...............................................    23,000
                14,000       3.45% due 6/01/2000 ...............................................    14,000
                 7,435    Monrovia, California, Unified School District,
                          GO, MSTR, VRDN, Series SGA 70, 3.50% due 8/01/2022 (a)(b) ............     7,435
                35,000    Municipal Securities Trust Certificates, GO,
                          Series 1999-78, Class A, 3.50% due 6/30/2000 .........................    35,000
                          Newport Beach, California, Revenue Bonds
                          (Hoag Memorial Presbyterian Hospital), VRDN (a):
                12,500       Series A, 3.15% due 12/01/2029 ....................................    12,500
                15,000       Series C, 3.15% due 12/01/2029 ....................................    15,000
                13,000    Oakland, California, GO, TRAN, 4.25% due 9/29/2000 ...................    13,054
                12,250    Paramount, California, Unified School District,
                          GO, TRAN, 4.25% due 9/29/2000 ........................................    12,296
                 5,000    Pittsburg, California, Mortgage Obligation Revenue
                          Refunding Bonds, VRDN, Series A, 3.90% due 12/30/2031 (a) ............     5,000
                13,570    Port Oakland, California, Port Revenue Bonds, MSTR,
                          VRDN, Series SG 112, 3.41% due 11/01/2025 (a)(b) .....................    13,570
                 3,150    Redlands, California, M/F Housing Revenue Bonds
                          (Orange Village Apartments Project), VRDN, AMT,
                          Series A, 3.25% due 8/01/2018 (a) ....................................     3,150
                          Sacramento, California, Municipal Utility District,
                          Electric Revenue Bonds:
                15,000       CP, 3.30% due 4/04/2000 ...........................................    15,000
                 5,760       MSTR, VRDN, Series SGB 4, 3.46% due 8/15/2021 (a)(d) ..............     5,760
                 9,400    Sacramento, California, Municipal Utility District,
                          Electric Revenue Refunding Bonds, MSTR, VRDN,
                          Series SGA 5, 3.50% due 11/15/2006 (a)(e) .............................     9,400

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)


                 Face
 State          Amount                        Issue                                                 Value
-----------------------------------------------------------------------------------------------------------
California     $10,000    San Bernardino County, California, COP, Refunding
(concluded)               (Medical Center Financing Project),
                          VRDN, 3.15% due 8/01/2026 (a)(b) .................................    $   10,000
                 5,800    San Bernardino County, California, Residential
                          Mortgage Revenue Refunding Bonds
                          (Ramona Garden), VRDN, Series A, 3.25% due 2/01/2017 (a) .........         5,800
                15,000    San Diego, California, Area Local Government, COP, TRAN,
                          Series B, 4% due 7/28/2000 .......................................        15,024
                12,970    San Diego, California, GO, TRAN, Series A,
                          4.25% due 9/29/2000 ..............................................        13,015
                 7,000    San Diego, California, Sewer Revenue Bonds,
                          FLOATS, Series SG 14, 3.36% due 5/15/2020 (a)(d) .................         7,000
                13,500    San Diego, California, Unified School District,
                          GO, TRAN, Series A, 4.25% due 9/29/2000 ..........................        13,548
                11,400    San Francisco, California, Bay Area,
                          Rapid Transit District, CP, Series B,
                          3.30% due 4/05/2000 ..............................................        11,400
                          San Francisco, California, City and County
                          Airport Commission, International
                          Airport Revenue Bonds (a):
                 3,645       FLOATS, Series SG-88, 3.36% due 5/01/2021 (c) .................         3,645
                 7,705       MSTR, VRDN, AMT, Series SGA 56, 3.53% due 5/01/2026 (b) .......         7,705
                28,005       MSTR, VRDN, Series SG 115, 3.41% due 5/01/2020 (c) ............        28,005
                16,555       MSTR, VRDN, Series SG 116, 3.41% due 5/01/2026 (b) ............        16,555
                13,000    San Jose, California, M/F Housing Revenue Bonds (Siena),
                          VRDN, 3.20% due 12/01/2029 (a) ...................................        13,000
                 2,000    San Jose-Santa Clara, California,
                          Water Financing Authority, Sewer Revenue Bonds,
                          FLOATS, Series SG-49, 3.36% due 11/15/2020 (a)(c) ................         2,000
                22,350    Santa Barbara County, California, GO, TRAN, Series A,
                          4.25% due 9/29/2000 ..............................................        22,430
                 9,935    Santa Clara, California, Electric Revenue Refunding Bonds,
                          MSTR, VRDN, Series SGA 75, 3.50% due 7/01/2027 (a)(d) ............         9,935
                 8,315    Santa Cruz County, California, Public Financing
                          Authority Revenue Bonds, MSTR, VRDN,
                          Series SG-23, 3.36% due 9/01/2023 (a) ............................         8,315
                 5,225    Santa Rosa, California, M/F Housing Revenue Bonds
                          (Oak Creek Apartments Project), VRDN, Series A,
                          3.25% due 6/01/2018 (a) ..........................................         5,225
                 3,500    Shafter, California, IDA, IDR
                          (Building Materials Manufacturing Corporation
                          Project), VRDN, AMT, 3.30% due 6/01/2029 (a) .....................         3,500
                 3,550    Simi Valley, California, Community Redevelopment Agency,
                          M/F Housing Revenue Bonds (Ashlee Manor Project),
                          VRDN, AMT, Series A, 3.40% due 10/01/2017 (a) ....................         3,550
                12,000    Simi Valley, California, M/F Housing Revenue Bonds
                          (Shadowridge Apartments), VRDN, 3.25% due 9/01/2019 (a) ..........        12,000
                15,000    Sonoma County, California, TRAN, 4% due 11/01/2000 ...............        15,049
                 6,765    Southern California Public Power Authority,
                          Power Project Revenue Bonds, MSTR, VRDN,
                          Series SG 35, 3.36% due 7/01/2012 (a)(d) .........................         6,765
                15,000    Tulare County, California, GO, TRAN, 4.25% due 6/30/2000 .........        15,033
                          University of California Revenue Bonds (Board of Regents), CP:
                10,000       3.35% due 4/05/2000 ...........................................        10,000
                10,000       3.20% due 5/11/2000 ...........................................        10,000
                 7,000    Upland, California, Apartment Development Revenue
                          Refunding Bonds (Mountain Springs--Issue A), VRDN,
                          3.15% due 11/15/2028 (a)(f) ......................................         7,000
                 7,500    Watereuse Finance Authority, California, Revenue Bonds,
                          VRDN, 3.25% due 5/01/2028 (a)(e) .................................         7,500

CMA CALIFORNIA MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2000 (CONTINUED)          (IN THOUSANDS)


                 Face
 State          Amount                        Issue                                                 Value
-----------------------------------------------------------------------------------------------------------
Puerto Rico--  $60,500    Puerto Rico Commonwealth, FLOATS, Series A-1,
9.7%                      3.85% due 7/30/2000 (a)...........................................    $   60,500
                 5,200    Puerto Rico Commonwealth, Government Development Bank,
                          Revenue Refunding Bonds, VRDN, 3.15% due 12/01/2015 (a)(b)........         5,200
                          Puerto Rico Commonwealth, Government Development Bonds, CP:
                25,735       3.20% due 4/10/2000............................................        25,735
                 6,366       3.55% due 4/12/2000............................................         6,366
                20,000       3.35% due 4/13/2000............................................        20,000
                11,500       2.95% due 4/18/2000............................................        11,500
                21,463       3.60% due 7/26/2000............................................        21,463
                 4,094       3.65% due 8/10/2000............................................         4,094
                20,820       3.65% due 8/21/2000............................................        20,820
                22,300       3.60% due 8/24/2000............................................        22,300
                22,260       3.60% due 8/29/2000............................................        22,260
                 3,000    Puerto Rico Electric Power Authority, Power Revenue Bonds,
                          GO, MSTR, VRDN, Series SGA 43, 3.45% due 7/01/2022 (a)(b).........         3,000
-----------------------------------------------------------------------------------------------------------
                          Total Investments (Cost--$2,290,300*)--99.1%......................     2,290,300

                          Other Assets Less Liabilities--0.9%...............................        21,854
                                                                                                ----------
                          Net Assets--100.0%................................................    $2,312,154
                                                                                                ==========
-----------------------------------------------------------------------------------------------------------

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2000.
(b)   MBIA Insured.
(c)   FGIC Insured.
(d)   AMBAC Insured.
(e)   FSA Insured.
(f)   FNMA Collateralized.
 *    Cost for Federal income tax purposes.

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2000


Assets:

Investments, at value (identified cost--$2,290,299,717) ........                     $ 2,290,299,717
Cash ...........................................................                             170,536

Receivables:

 Interest ......................................................   $    19,751,898
 Securities sold ...............................................           458,677        20,210,575
                                                                   ---------------
Prepaid registration fees and other assets .....................                           3,145,200
                                                                                     ---------------
Total assets ...................................................                       2,313,826,028
                                                                                     ---------------
Liabilities:

Payables:

 Investment adviser ............................................           735,105
 Distributor ...................................................           710,241
 Dividends to shareholders .....................................             1,053         1,446,399
                                                                   ---------------
Accrued expenses and other liabilities .........................                             225,160
                                                                                     ---------------
Total liabilities ..............................................                           1,671,559
                                                                                     ---------------
Net Assets .....................................................                     $ 2,312,154,469
                                                                                     ===============

Net Assets Consist of:

Shares of beneficial interest, $.10 par value, unlimited
number of shares authorized ....................................                     $   231,268,533
Paid-in capital in excess of par ...............................                       2,081,415,136
Accumulated realized capital losses--net .......................                            (529,200)
                                                                                     ---------------
Net Assets--Equivalent to $1.00 per share based on 2,312,685,328
shares of beneficial interest outstanding ......................                     $ 2,312,154,469
                                                                                     ===============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2000


Investment Income:

Interest and amortization of premium and discount earned........                     $    65,496,762

Expenses:

Investment advisory fees .......................................   $     8,704,241
Distribution fees ..............................................         2,586,619
Transfer agent fees ............................................           211,907
Accounting services ............................................           148,224
Custodian fees .................................................            94,736
Registration fees ..............................................            88,929
Professional fees ..............................................            76,404
Printing and shareholder reports ...............................            63,029
Pricing fees ...................................................            17,550
Trustees' fees and expenses ....................................            13,364
Other ..........................................................            22,173
                                                                   ---------------
Total expenses .................................................                          12,027,176
                                                                                     ---------------
Investment income--net .........................................                          53,469,586
Realized Gain on Investments--Net ..............................                             303,766
                                                                                     ---------------
Net Increase in Net Assets Resulting from Operations ...........                     $    53,773,352
                                                                                     ===============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                    For the Year Ended March 31,
                                                                                ----------------------------------
Increase (Decrease) in Net Assets:                                                      2000             1999
------------------------------------------------------------------------------------------------------------------
Operations:

Investment income--net ......................................................   $    53,469,586    $    54,857,280
Realized gain on investments--net ...........................................           303,766            125,182
                                                                                ---------------    ---------------
Net increase in net assets resulting from operations ........................        53,773,352         54,982,462
                                                                                ---------------    ---------------
Dividends to Shareholders:

Dividends to shareholders from investment income--net .......................       (53,469,586)       (54,857,280)
                                                                                ---------------    ---------------
Beneficial Interest Transactions:

Net proceeds from sale of shares ............................................     8,658,331,275      8,434,578,655
Net asset value of shares issued to shareholders in
  reinvestment of dividends..................................................        53,469,216         54,856,838
                                                                                ---------------    ---------------
                                                                                  8,711,800,491      8,489,435,493
Cost of shares redeemed .....................................................    (8,670,813,514)    (8,224,359,781)
                                                                                ---------------    ---------------
Net increase in net assets derived from beneficial interest transactions ....        40,986,977        265,075,712
                                                                                ---------------    ---------------
Net Assets:

Total increase in net assets ................................................        41,290,743        265,200,894
Beginning of year ...........................................................     2,270,863,726      2,005,662,832
                                                                                ---------------    ---------------
End of year .................................................................   $ 2,312,154,469    $ 2,270,863,726
                                                                                ===============    ===============

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.


                                                                              For the Year Ended March 31,
                                                -----------------------------------------------------------------------------------

Increase (Decrease) in Net Asset Value:              2000            1999               1998             1997               1996
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of year .......     $       1.00      $       1.00      $       1.00      $       1.00      $       1.00
                                               ------------      ------------      ------------      ------------      ------------
Investment income--net ...................              .03               .03               .03               .03               .03
Realized gain on investments--net ........               --+               --+               --+               --+               --+
                                               ------------      ------------      ------------      ------------      ------------
Total from investment operations .........              .03               .03               .03               .03               .03
                                               ------------      ------------      ------------      ------------      ------------
Less dividends from investment income--net             (.03)             (.03)             (.03)             (.03)             (.03)
                                               ------------      ------------      ------------      ------------      ------------
Net asset value, end of year .............     $       1.00      $       1.00      $       1.00      $       1.00      $       1.00
                                               ============      ============      ============      ============      ============
Total Investment Return ..................             2.59%             2.68%             3.06%             2.90%             3.15%
                                               ============      ============      ============      ============      ============
Ratios to Average Net Assets:
Expenses .................................              .58%              .58%              .59%              .60%              .64%
                                               ============      ============      ============      ============      ============
Investment income--net ...................             2.56%             2.63%             3.00%             2.85%             3.11%
                                               ============      ============      ============      ============      ============
Supplemental Data:
Net assets, end of year (in thousands) ...     $  2,312,154      $  2,270,864      $  2,005,663      $  1,565,802      $  1,421,140
                                               ============      ============      ============      ============      ============

+     Amount is less than $.01 per share.

See Notes to Financial Statements.

CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA California Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion, and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for

CMA CALIFORNIA MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:

At March 31, 2000, the Fund had a net capital loss carryforward of approximately $529,000, of which $11,000 expires in 2002, $476,000 expires in 2003 and $42,000 expires in 2006. This amount will be available to offset a like amount of any future taxable gains.

CMA CALIFORNIA MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders, CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in accordance with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 4, 2000

CMA CALIFORNIA MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)

All of the net investment income distributions paid daily by CMA California Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 2000 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gains distributed by the Fund during the year.

Please retain this information for your records.

CMA CALIFORNIA MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and
  Treasurer
William E. Zitelli--Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*     For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
      262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA California
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #11211--3/00

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